Note 17 - Related Party Balances and Transactions (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Key management personnel compensation	$ 165,000	$ 165,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	109,717	15,869
Amounts payable, related party transactions	$ 90,000	0
Borrowings, interest rate	12.00%
Interest income (expense)	$ (12,960)	$ (4,480)
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 165,000